SCHEDULE OF TANGIBLE AND INTANGIBLE ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 27, 2019 USD ($)	Dec. 27, 2019 CNY (¥)
Assets acquired:
Cash and cash equivalents			$ 13,680
Other receivable			2,060
Liabilities and equity assumed
Accounts and other liabilities			(7,129)
Net assets acquired	$ 4,490		$ 4,490
Goodwill	$ 2,633	$ 2,695		$ 2,774
FAW Jilin [Member]
Assets acquired:
Cash and cash equivalents					$ 235,165	¥ 1,645,169
Accounts and notes receivable					111,511	780,105
Other receivable					262	1,829
Inventory					30,766	215,232
Property, plant and equipment, net					273,142	1,910,844
Equity investment					4,773	33,391
Intangible assets					129,315	904,663
Land use right					87,970	615,419
Prepayments and other assets, current and non-current					53,820	376,512
Total assets acquired					926,724	6,483,164
Liabilities and equity assumed
Short-term borrowing					(28,589)	(200,000)
Accounts and notes payable					(160,346)	(1,121,745)
Contract liabilities					(11,904)	(83,276)
Accounts and other liabilities					(20,830)	(145,725)
Long-term payables					(249,417)	(1,744,870)
Accrued post-employment and termination benefits					(73,634)	(515,130)
Other payable, current and non-current					(81,749)	(571,898)
Noncontrolling interest					(88,575)	(619,653)
Total liabilities and equity assumed					(715,044)	(5,002,297)
Net assets acquired					211,680	1,480,867
Goodwill					2,735	19,133
Total purchase price					$ 214,415	¥ 1,500,000